Investment in affiliates - Navios Europe (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended				0 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 18, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Navios Holdings	Oct. 09, 2013 Navios Holdings	Oct. 09, 2013 Navios Acquisition	Oct. 09, 2013 Navios Partners	Dec. 18, 2013 Funded from Senior Loan $117,753	Dec. 18, 2013 New Junior Loan	Dec. 31, 2013 New Junior Loan	Oct. 09, 2013 Navios Holdings, Navios Acquisition and Navios Partners
Business Acquisition [Line Items]
Percentage of ownership						47.50%	47.50%	5.00%
Cash consideration									$ 127,753
Investment in affiliates	335,303		197,291	117,088	4,750
Long Term Debt	1,511,249	10,000	1,358,212	1,453,557
Debt Instrument Face Amount										173,367
Loans Payable Fair Value Disclosure											71,929
Estimated Maximum Potential Loss					7,410
Revolving loan facility to fund working capital requirements, outstanding												24,100
Loans and Leases Receivable Related Parties					$ 2,660
Profit Sharing Arrangement										On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loan) according to a defined waterfall calculation as follows: First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans and the Navios Revolving Loans; Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan holder and (ii) the holders of the Navios Term Loans.